Income Taxes - Details of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Deferred Income Tax Assets And Liabilities [Line Items]
Depreciation, amortization and valuation of fixed assets	¥ 10,043	¥ 70,406
Investments in subsidiaries and affiliates	177,175	177,522
Valuation of financial instruments	146,800	197,961
Accrued pension and severance costs	17,999	34,291
Other accrued expenses and provisions	106,436	84,628
Operating losses	341,177	313,245
Other	5,228	20,034
Gross deferred tax assets	804,858	898,087
Less-Valuation allowance	(522,220)	(490,986)	(461,966)	(501,554)
Total deferred tax assets	282,638	407,101
Investments in subsidiaries and affiliates	88,631	78,262
Valuation of financial instruments	53,367	56,732
Undistributed earnings of foreign subsidiaries	2,960	3,167
Valuation of fixed assets	21,950	117,112
Other	4,210	14,077
Total deferred tax liabilities	171,118	269,350
Net deferred tax assets	¥ 111,520	¥ 137,751